Notes Payable (Tables) (Integrated Medicine and Chiropractic Regeneration Center PSC)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Schedule of Notes Payable

	December 31		September 30
	2017	2016	2018
			(unaudited)

On June 1, 2018, the Company entered into a note payable to The Edward S. Bredniak Trust in the amount of up to $2,000,000. An existing note payable with this entity in the amount of $379,676 has been combined into the new note payable. The note carries an interest rate of 10% per annum and all outstanding balances are due and payable 13 months after the closing of this offering. The proceeds of this note are being used to satisfy ongoing working capital needs, expenses related to the preparation and execution of the offering, equipment and construction costs related to new clinic locations, and potential acquisition expenses.	$414,084	$500,000	$984,426

Note payable to a financial institution in the amount of $200,000 dated November 15, 2017. The note requires 66 consecutive monthly installments of $2,652 including principal and interest at 5%, with a balloon payment of $60,000 on June 15, 2018. The note matures on May 15, 2023, and is secured by the personal guarantees of the Company’s members.	200,000	-	131,984

In January 2018, the Company commenced a private placement of up to $2 million of convertible notes, of which approximately $1.73 million has been subscribed as of March 6, 2018. The convertible notes accrue interest at 4% and mature in January 2019. The notes may be converted to equity at or prior to maturity at a 20% discount to the per share price of a sale of equity securities. At the time of issuance of the convertible notes, the Company was unable to calculate the amount of a beneficial conversion (“BCF”) and related discount to be recorded until the occurrence of a Qualified Financing by the Company. Once the Qualified Financing has occurred, the Company will recognize the BCF and related interest charge associated with the discount, and the BCF will be classified as a liability if it meets the conditions for derivative treatment at the time of recognition.	-	-	1,530,000

In March 2018, the Company entered into a $1.2 million loan agreement with a financial institution to purchase real estate in Lexington, Kentucky for the development of an IMAC facility. The loan agreement is for 6-months and carries an interest rate 3.35%. The maturity of this note has been extended to December 31, 2018.	-	-	1,232,500

Note payable to a financial institution in the amount of $131,400 dated August 1, 2016. The note requires 120 monthly installments of $1,394 including principal and interest at 5%. The note matures on July 1, 2026, and is secured by a letter of credit.	-	-	108,214

Note payable to a financial institution in the amount of $200,000 dated May 4, 2016. The note requires 60 monthly installments of $3,881 including principal and interest at 4.25%. The note matures on May 4, 2021, and is secured by the equipment and personal guarantees of the Company’s members.	-	-	117,214

Note payable to an employee in the amount of $101,906 dated March 8, 2017. The note requires 5 annual installments of $23,350 including principal and interest at 5%. The note matures on December 31, 2021, and is unsecured.	-	-	80,000

Note payable to a financial institution in the amount of $133,555 dated September 17, 2014. The note requires 60 monthly installments of $2,475 including principal and interest at 4.25%. The note matures on September 17, 2019.	-	-	28,987
	614,084	500,000	4,213,325
Less: current portion:	(157,932)	-	(3,855,628)
	$456,152	$500,000	$357,697

Schedule of Principal Maturities of Notes Payable

Principal maturities of notes payable are as follows at September 30, 2018:

Years Ending December 31,	Amount

2018 (three months)	$3,855,628
2019	106,554
2020	86,081
2021	73,147
2022	43,935
Thereafter	47,980
Total	$4,213,325

Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Schedule of Notes Payable

Notes payable consisted of the following at March 31(unaudited):

	2018	2017
	(unaudited)

Note payable to an employee in the amount of $101,906 dated March 8, 2017. The note requires 5 annual installments of $23,350 including principal and interest at 5%. The note matures on December 31, 2021, and is unsecured.	$80,000	$80,000

Note payable to a financial institution in the amount of $133,555 dated September 17, 2014. The note requires 60 monthly installments of $2,475 including principal and interest at 4.25%. The note matures on September 17, 2019.	43,087	49,989

	123,087	129,989
Less: current portion	(48,412)	(49,989)

Total notes payable, net	$74,675	$80,000

	2017	2016

Note payable to an employee in the amount of $101,906 dated March 8, 2017. The note requires 5 annual installments of $23,350 including principal and interest at 5%. The note matures on December 31, 2021, and is unsecured.	$80,000	$-

Note payable to a financial institution in the amount of $133,555 dated September 17, 2014. The note requires 60 monthly installments of $2,475 including principal and interest at 4.25%. The note matures on September 17, 2019.	49,989	76,950

Mortgage note payable to a financial institution in the amount of $963,050 dated December 11, 2013. The note required 120 monthly installments of principal and interest at 4.95%. The note was repaid in December 2017.	-	575,096
	129,989	652,046
Less: current portion	(49,989)	(76,950)

Total notes payable, net	$80,000	$575,096

Schedule of Principal Maturities of Notes Payable	Principal maturities of notes payable at March 31, 2018 (unaudited) are as follows:
Years Ending December 31,	Amount

2018 (9 months)	$48,412
2019	34,675
2020	20,000
2021	20,000
Total	$123,087